Debt - Debt Redemptions, Repurchases and Repayments (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019
Debt Instrument [Line Items]
Principal Amount Redeemed/ Repurchased		$ 4,194
Verizon floating rate (LIBOR 1.372%) notes due 2025
Debt Instrument [Line Items]
Principal Amount Redeemed/ Repurchased		$ 2,500
Debt redemption, percentage of principal amount redeemed		100.00%
Verizon floating rate (LIBOR 1.372%) notes due 2025 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate		1.372%
Various Verizon notes of open market repurchase [Member]
Debt Instrument [Line Items]
Principal Amount Redeemed/ Repurchased		$ 1,481
Verizon 2.550% notes due 2019
Debt Instrument [Line Items]
Principal Amount Redeemed/ Repurchased		$ 213
Debt redemption, percentage of principal amount redeemed		100.00%
Stated interest rate on debt instrument		2.55%
Floating Rate Notes
Debt Instrument [Line Items]
Repayments of debt	$ 400
5.900% Notes Due 2054
Debt Instrument [Line Items]
Stated interest rate on debt instrument		5.90%
5.900% Notes Due 2054 | Subsequent event | Scenario, Forecast
Debt Instrument [Line Items]
Principal Amount Redeemed/ Repurchased			$ 500